NOTES PAYABLE QUARTERLY (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 16, 2012	Aug. 31, 2011	Jul. 31, 2011	Feb. 28, 2011	Jan. 28, 2011
Notes to Financial Statements
Two Rivers Water outstanding note payable to HCIC	$ 7,362,000	$ 7,362,000
Interest rated for outstanding note payable to HCIC	6	0.06
Current portion of outstanding loan payable	6,762,000
Convertible portion of outstanding note payable	2,114,000
Amount of HCIC debt converted		1,575,000
Common stock issued in exchange for converted HCIC debt		722,222
Cash paid in exchange for converted HCIC debt		37,500
Unsecured note issued for converted HCIC debt		37,500
Fair value of consideration in excess of face value		272,000
Loss on extinguishment of note payable		272,000
Early retirement of note		189,000
Gain on forgiveness of HCIC notes		84,000
Purchase of water storage rights from Orlando								3,100,000
Cash portion of payment for water storage rights								100,000
Note issued for water storage rights purchased								3,000,000
Common stock issued for acquistion of Orlando						650,000
Cash paid for acquisition of Orlando						1,412,500
Carryback note issued for acquisiton of Orlando						187,500
Interest rate on carryback note issued						0.07
Value of common stock issued for acquistion of Orlando						1,557,000
Value of acquisition of Orlando				5,195,000
Value of Series A convertible notes issued for financing							2,000,000
Interest rate on Series A notes issued							0.06
Value of Series B convertible notes issued for financing					5,332,000
Interest rate on Series B convertible notes issued					0.06
Percentage of crop revenue paid for financing					0.10
Warrants issued in conjunction with Series B notes					2,132,800
Warrants issued in conjunction with Series A notes					171,000
Fair value of warrants issued					1,675,000
Per share fair value of warrants		$ 0.7854
Broker dealer warrants issued					149,000
Conversion rate for Series B notes issued		$ 1.7146
Value of beneficial conversion feature			325,000
Interest rate on beneficial conversion feature		0.46
Cash recieved from bridge loan	3,994,000
Cash recieved from CEO as part of bridge loan	994,000
Interest rate on outstanding bridge loan	0.12
Common stock issued to bridge loan holders	400,000	3,332
Fair value of common stock issued to lenders	655,000
Cost of Dionisio land and water acquisition	1,500,000
FNB financed portion of Dionisio acquistion	900,000
Cash portion of Dionisio acquisition	600,000
Value of land purchased in Dionisio acquisition	513,000
Value of building purchased in Dionisio acquisition	35,000
Water rights earned in Dionisio acquisition	952,000
Cost of additional facilities received from Dionisio	1,500,000
Percentage of interest owed above corporate base rates	0.01
Corporate base interest rate	325.00%
Minimum interest rate on FNB loan	0.06
Shares of BIDC used to secure FNB loan	146	1,675
Annual payments for FNB loan	$ 76,000